CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest and dividend income
Loans	$ 5,027	$ 5,449
Taxable securities	984	1,202
Tax exempt securities	14	14
Interest-earning deposits and other	32	29
Total interest income	6,057	6,694
Interest expense
Deposits	700	972
Federal Home Loan Bank advances and other	435	549
Total interest expense	1,135	1,521
Net interest income	4,922	5,173
Provision for loan losses		501
Net interest income after provision for loan losses	4,922	4,672
Non-interest income
Service fees	324	374
Rental income	71	70
Earnings on bank-owned life insurance	200	169
Security gains (includes $182 reclassified from accumulated other comprehensive income for 2013)	182	277
Change in fair value of trading securities		(2)
Other	129	131
Total non-interest income	906	1,019
Non-interest expense
Compensation and employee benefits	2,392	2,394
Occupancy expense	755	792
Data processing expense	352	343
Advertising and promotion	68	95
Professional and regulatory	334	251
Postage and supplies	113	126
Bank security	120	135
Federal deposit insurance	210	276
Net loss on other real estate owned write-downs, sales, and expenses	118	829
Other	463	472
Total non-interest expense	4,925	5,713
Income (loss) before income taxes	903	(22)
Net Income (loss)	$ 903	$ (22)
Earnings (loss) per share
Basic (in dollars per share)	$ 0.39	$ (0.01)
Diluted (in dollars per share)	$ 0.39	$ (0.01)